Financial risk management - Foreign currency risk (Details) - Foreign currency risk - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Financial risk management
Net exposure	$ (461,728)	$ (99,796)
USD strengthening, amount	(23,086)	(4,990)
USD weakening, amount	$ (23,086)	$ (4,990)
USD strengthening, percentage	5.00%	5.00%
USD weakening, percentage	5.00%	5.00%
Finance assets
Financial risk management
Net exposure	$ 373,804	$ 361,222
Trade and other receivables
Financial risk management
Net exposure	158,948	159,175
Amount due from related parties
Financial risk management
Net exposure	47,476	83,429
Cash and cash equivalents
Financial risk management
Net exposure	167,380	118,618
Trade and other payables
Financial risk management
Net exposure	$ (835,532)	$ (461,018)